Combined Statement of Cash Flows - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Sep. 30, 2017	Sep. 30, 2017
INCREASE/DECREASE IN CASH FROM OPERATIONS:
Cash proceeds received from sales of gold	[1]		$ 47
Cash expenses paid	[1]		(47)
Increase/(Decrease) in cash resulting from operations	[1]		0
INCREASE/DECREASE IN CASH FLOWS FROM FINANCING ACTIVITIES:
Cash proceeds from issuance of stock	[1]		1
Cash paid for repurchase of stock	[1]		(1)
Increase/(Decrease) in cash resulting from financing activities	[1]		0
Cash and cash equivalents at beginning of fiscal period	[1]		0
Cash and cash equivalents at end of fiscal period	[1]	$ 0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Value of gold received for creation of shares-net of gold receivable	[1]		26,550
Value of gold distributed for redemption of shares-net of gold payable	[1]		(11,840)
SUPPLEMENTAL DISCLOSURE OF NON-CASH OPERATING ACTIVITIES:
Value of Gold Delivery Agreement inflows-net of Gold Delivery Agreement receivable	[1]		4,635
Value of Gold Delivery Agreement outflows-net of Gold Delivery Agreement payable	[1]		(6,439)
RECONCILIATION OF NET INCOME/(LOSS) TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net Loss		123	(337)	[1]
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Proceeds from sales of gold to pay expenses	[1]		73
Net realized (gain)/loss from investment in gold sold to pay Sponsor fees		(1)	(3)	[1]
Net realized (gain)/loss from Gold Delivery Agreement		520	1,833	[1]
Net realized (gain)/loss on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees		(116)	(270)	[1]
Net realized (gain)/loss from gold distributed for the redemption of Shares		(486)	(486)	[1]
Net change in unrealized (appreciation)/depreciation on investment in gold		(64)	(814)	[1]
Increase/(Decrease) in accounts payable to Sponsor	[1]		4
Net cash provided by operating activities	[1]		0
SPDR Long Dollar Gold Trust [Member]
INCREASE/DECREASE IN CASH FROM OPERATIONS:
Cash proceeds received from sales of gold	[1]		47
Cash expenses paid	[1]		(47)
Increase/(Decrease) in cash resulting from operations	[1]		0
INCREASE/DECREASE IN CASH FLOWS FROM FINANCING ACTIVITIES:
Cash proceeds from issuance of stock	[1]		1
Cash paid for repurchase of stock	[1]		(1)
Increase/(Decrease) in cash resulting from financing activities	[1]		0
Cash and cash equivalents at beginning of fiscal period	[1]		0
Cash and cash equivalents at end of fiscal period	[1]	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Value of gold received for creation of shares-net of gold receivable	[1]		26,550
Value of gold distributed for redemption of shares-net of gold payable	[1]		(11,840)
SUPPLEMENTAL DISCLOSURE OF NON-CASH OPERATING ACTIVITIES:
Value of Gold Delivery Agreement inflows-net of Gold Delivery Agreement receivable	[1]		4,635
Value of Gold Delivery Agreement outflows-net of Gold Delivery Agreement payable	[1]		(6,439)
RECONCILIATION OF NET INCOME/(LOSS) TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net Loss		123	(337)	[1]
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Proceeds from sales of gold to pay expenses	[1]		73
Net realized (gain)/loss from investment in gold sold to pay Sponsor fees		(1)	(3)	[1]
Net realized (gain)/loss from Gold Delivery Agreement		520	1,833	[1]
Net realized (gain)/loss on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees		(116)	(270)	[1]
Net realized (gain)/loss from gold distributed for the redemption of Shares		(486)	(486)	[1]
Net change in unrealized (appreciation)/depreciation on investment in gold		$ (64)	(814)	[1]
Increase/(Decrease) in accounts payable to Sponsor	[1]		4
Net cash provided by operating activities	[1]		$ 0

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.